Equity - Issued Capital	6 Months Ended
Jun. 30, 2024
Equity - Issued Capital [Abstract]
Equity - issued capital

Note 7. Equity - issued capital

Consolidated
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
	Shares	Shares	$	$
	Unaudited		Unaudited
Ordinary shares - fully paid	1,746,493,068	1,326,676,693	32,878,307	31,035,121

Movements in spare share capital

Details	Date	Shares	Issue price	$
Balance	December 31, 2023	1,326,676,693		31,035,121
Issue of registered direct offering shares (net of warrant fair value)(*)	January 30, 2024	133,889,525	$0.017	2,252,968
Exercise of pre-funded warrants(**)		285,926,850	$0.000	52
Capital raising costs		-		(436,203)
Expiry of options		-		26,369
Balance	June 30, 2024	1,746,493,068		32,878,307

(*) On January 30, 2024, the Company completed a registered direct offering via the issuance of 486,871 ADSs at an offering price of $1.55 per ADS and 1,416,354 pre-funded warrants at an offering price of $1.5499 for a total consideration of $2,949,857. One pre-funded warrant is exercisable into one ADS upon payment of the remaining $0.0001 per warrant, or under a cashless exercise mechanism.

(**) During April 2024, 520,078 pre-funded warrants were exercised into 520,078 ADS for a total of $52, and 520,078 pre-funded warrants we exercised into 519,656 ADS on a cashless exercise basis.

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.